Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended				3 Months Ended	6 Months Ended
	May 11, 2023	May 05, 2023	Mar. 31, 2023	May 05, 2022	May 19, 2023	Mar. 31, 2023	Mar. 29, 2023	Jul. 31, 2021	Mar. 31, 2023	Jun. 30, 2023
Shareholders’ Equity (Details) [Line Items]
Aggregate offering price					$ 8,707			$ 45,000
Total amount for ATM										$ 2,212
Net of issuance cost										$ 68
Purchase up to (in Shares)							10,357,139
Price per share (in Dollars per share)							$ 0.4199
Exercise price per share (in Dollars per share)							$ 0.0001
Total consideration, net							$ 3,987
Other offering expenses						$ 666	$ 362
Ordinary shares issued (in Shares)	10,354,532					16,859,000				5,013,446
Offering price per share (in Dollars per share)						$ 0.42
Public offering proceeds						$ 6,415
Fair value liability		$ 1,905								$ 2,106
Authorized share capital (in Shares)		60,000,000
Finance expenses		$ 201
Stock options available for future grants (in Shares)										1,206,447
Share options granted (in Shares)									2,021,599
Stock option exercise price (in Shares)			0.77
Total amount									$ 562
Vested option amount									$ 307
Vested option amount
Unrecognized compensation costs										$ 4,692
recognized over a weighted average period										2 years 1 month 24 days
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares issued (in Shares)						2,199,000
2012 Share Option Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Grant of options shares (in Shares)										4,672,094
Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary Shares, Sold (in Shares)										1,949,029
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized share capital (in Shares)		47,800,000
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Authorized share capital (in Shares)		107,800,000
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Total amount				$ 63
Additional options shares (in Shares)				504,169
Vested option amount				$ 50